Summary of significant accounting policies (Details Narrative) $ / shares in Units, RM in Millions			6 Months Ended
	Nov. 04, 2020 USD ($)	Nov. 04, 2020 MYR (RM)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Allowance for credit losses			$ 2,438		$ 2,504
Allowance for credit losses amount			0		0
Allowance for doubtful account related to prepaid expenses and other current assets			0		0
Total consiberation | RM		RM 2.0
Impairment of property and equipment			0	$ 0
Impairment of intangible assets			14,755,560
Impairment of long-lived assets			14,755,560	0
Forward purchase receivables
Recycled per shares | $ / shares			$ 2.50
Purchase liability			$ 0		$ 0
Advertising Expense			9,494	8,024
Employee Benefits and Share-Based Compensation			$ 172,982	$ 159,548
Convertible Debt Securities [Member]
Antidilutive shares | shares			459,142
Warrants Convertible Debt [Member]
Antidilutive shares | shares			4,458,625
SINGAPORE
Goods and services taxes rate			9.00%	7.00%
Central Provident Fund [Member]
Employee plan description			17.00% based on employee’s monthly salary for employees aged 55 and below, reduces progressively to 7.5% as age increase;
Skill Development Levy [Member]
Employee plan description			up to 0.25% based on employee’s monthly salary capped approximately $8.3 (SGD 11.25) for each employee.
K R H P L [Member]
Ownership percentage	40.00%	40.00%
UG Digitech Private Limited [Member]
Ownership percentage	60.00%	60.00%
Gain on disposal of investments	$ 113,405
Consideration retained	$ 0
Investment held percentage	38.30%	38.30%
UG Digitech Private Limited [Member]
Ownership percentage	98.30%	98.30%	100.00%
K R H P L [Member]
Ownership percentage	26.00%	26.00%